(Oppenheimer Rising Dividends Fund)
Investment Objective. The Fund seeks total return.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 11 of the prospectus and in the sections "How to Buy Shares" beginning on page 54 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Rising Dividends Fund)	Class A	Class B	Class C	Class N	Class Y	Class I
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Oppenheimer Rising Dividends Fund)	Class A	Class B	Class C	Class N	Class Y	Class I
Management Fees	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) Fees	0.24%	1.00%	1.00%	0.50%	none	none
Other Expenses	0.23%	0.23%	0.23%	0.23%	0.23%	0.04%
Total Annual Fund Operating Expenses	1.05%	1.81%	1.81%	1.31%	0.81%	0.62%

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Rising Dividends Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	676	891	1,124	1,790
Class B	686	875	1,189	1,757
Class C	286	575	989	2,146
Class N	234	418	723	1,589
Class Y	83	260	451	1,006
Class I	64	199	347	777

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Rising Dividends Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	676	891	1,124	1,790
Class B	186	575	989	1,757
Class C	186	575	989	2,146
Class N	134	418	723	1,589
Class Y	83	260	451	1,006
Class I	64	199	347	777

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests mainly in common stocks of companies that currently pay dividends or are expected to begin paying dividends in the future. The Fund emphasizes investments in companies that are expected to grow their dividends over time. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies that the portfolio managers expect to experience dividend growth, including companies that currently pay dividends and are expected to increase them and companies that do not currently pay dividends but are expected to begin paying them in the near future.

The Fund can invest in issuers in all capitalization ranges. Currently, the Fund's stock investments are focused on large-cap issuers, but that emphasis can change over time. While the Fund mainly invests in common stocks of U.S. companies, it may also invest in other securities, including foreign stocks, fixed-income instruments, convertible securities, preferred stocks, and derivatives such as covered call options.

In selecting investments for the Fund, the Fund uses a "top down" approach that focuses on broad economic trends affecting entire markets and industries, as well as a "bottom up" approach that focuses on the fundamental prospects of individual companies and issuers.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

At times, the Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Fund increases its emphasis on investments in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others.

Dividend Risk. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. High-dividend stocks may not experience high earnings growth or capital appreciation. The Fund's performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

Main Risks of Derivative Investments. Derivatives may involve significant risks. Derivatives may be more volatile than other types of investments, require the payment of premiums, can increase portfolio turnover, may be illiquid, and may not perform as expected. Derivatives are subject to counterparty risk and the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful. In addition, under new rules enacted and currently being implemented under U.S. financial reform legislation, certain over-the-counter derivatives are (or soon will be) required to be executed on a regulated market and cleared through a central clearing house counterparty. It is unclear how these regulatory changes will affect counterparty risk, and entering into a derivative transaction with a central clearing house counterparty may entail further risks and costs.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking total return from capital appreciation and dividend income over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations and losses that are typical for a fund emphasizing investments in common stock. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from calendar year to calendar year and by showing how the Fund's average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/RisingDividendsFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 11.83% (1st Qtr 12) and the lowest return was -19.85% (4th Qtr 08). For the period from from January 1, 2013 to December 31, 2013 the cumulative return before sales charges and taxes was 27.36%.

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns for the periods ended December 31, 2013
Average Annual Total Returns (Oppenheimer Rising Dividends Fund)		Inception Date	1 Year	5 Years (or life of class, if less)	10 Years (or life of class, if less)
Class A		Apr. 30, 1980	20.04%	13.16%	7.12%
Class A Return After Taxes on Distributions			16.41%	12.25%	5.58%
Class A Return After Taxes on Distributions and Sale of Fund Shares			13.29%	10.46%	5.52%
Class B		Sep. 01, 1993	21.19%	13.22%	7.23%
Class C		Sep. 01, 1993	25.39%	13.67%	6.93%
Class N		Mar. 01, 2001	25.91%	14.15%	7.43%
Class Y		Dec. 16, 1996	27.56%	14.81%	8.03%
Class I		Feb. 28, 2012	27.83%	16.34%
S&P 500 Index			32.39%	17.94%	7.41%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]			20.23%
Russell 1000 Index			33.11%	18.59%	7.78%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	[1]			20.53%
[1]	As of 02/29/12.

[1]	Expenses have been restated to reflect current fees.